Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended
	Aug. 08, 2018	Jul. 12, 2018	Aug. 13, 2017	Feb. 28, 2018
Subsequent Events (Textual)
Dividend distribution of per share			$ 0.13	$ 0.13
Aggregate dividend value			$ 5,779	$ 5,784
Dividend paid date			Sep. 13, 2017	Mar. 26, 2018
Subsequent Event [Member]
Subsequent Events (Textual)
Ordinary shares issued		4,268,293
Ordinary shares price of per share		$ 8.20
Net of issuance expenses		$ 34,500
Dividend distribution of per share	$ 0.155
Aggregate dividend value	$ 7,562
Dividend paid date	Sep. 05, 2018